ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance at beginning of the period	$ 363,597	¥ 363,597	¥ 613,186	¥ 208,093
Net-of-tax amount
Balance at end of the period	477,600	3,315,981	363,597	613,186
Foreign currency translation adjustment
ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance at beginning of the period		1,241
Net-of-tax amount
Other comprehensive income before reclassification, Net-of-tax amount		42,696	1,241
Balance at end of the period	$ 6,328	43,937	1,241
Unrealized gain on available-for-sale investments
Before tax amount
Other comprehensive income before reclassification, Before tax amount		10,695	8,190	2,865
Amounts reclassified from accumulated other comprehensive income, Before tax amount		(10,695)	(8,190)	(2,865)
Tax (expenses) or benefit
Other comprehensive income before reclassification, Tax (expenses) or benefit		(2,674)	(2,047)	(716)
Amounts reclassified from accumulated other comprehensive income, Tax (expenses) or benefit		2,674	2,047	716
Net-of-tax amount
Other comprehensive income before reclassification, Net-of-tax amount		8,021	6,143	2,149
Amounts reclassified from accumulated other comprehensive income, Net-of-tax amount		¥ (8,021)	¥ (6,143)	¥ (2,149)